Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities
Net income		$ 14,866	$ 15,807
Adjustments for non-cash items and others
Provision for credit losses		2,468	484
Depreciation		1,275	1,265
Deferred income taxes		(995)	569
Amortization and impairment of other intangibles		1,595	1,387
Net changes in investments in joint ventures and associates		221	(108)
Losses (Gains) on investment securities		(193)	(43)
Losses (Gains) on disposition of business		(92)	(100)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		455	(1,305)
Net change in accrued interest receivable and payable		2,837	333
Current income taxes		(986)	(3,336)
Derivative assets		11,826	(58,898)
Derivative liabilities		(10,452)	62,052
Trading securities		(41,946)	(8,931)
Loans, net of securitizations		(34,688)	(102,653)
Assets purchased under reverse repurchase agreements and securities borrowed		(22,346)	(9,942)
Obligations related to assets sold under repurchase agreements and securities loaned		61,291	11,746
Obligations related to securities sold short		(1,860)	(2,330)
Deposits, net of securitizations		43,990	108,533
Brokers and dealers receivable and payable		(2,444)	4,612
Other		1,257	2,800
Net cash from (used in) operating activities		26,079	21,942
Cash flows from investing activities
Change in interest-bearing deposits with banks		18,743	(28,373)
Proceeds from sales and maturities of investment securities		156,466	99,143
Purchases of investment securities		(202,456)	(122,964)
Net acquisitions of premises and equipment and other intangibles		(2,730)	(2,500)
Net proceeds from (cash transferred for) dispositions		1,712	(313)
Cash used in acquisitions, net of cash acquired			(2,047)
Net cash from (used in) investing activities		(28,265)	(57,054)
Cash flows from financing activities
Issuance of subordinated debentures		1,500	1,000
Repayment of subordinated debentures		(170)	(192)
Issue of common shares, net of issuance costs		65	51
Common shares purchased for cancellation			(5,426)
Issue of preferred shares and other equity instruments, net of issuance costs			749
Redemption of preferred shares and other equity instruments			(155)
Sales of treasury shares and other equity instruments		4,174	5,474
Purchases of treasury shares and other equity instruments		(4,075)	(5,701)
Dividends paid on shares and distributions paid on other equity instruments		(5,549)	(6,960)
Dividends/distributions paid to non-controlling interests		(21)	(5)
Change in short-term borrowings of subsidiaries		(5,102)	9,609
Repayment of lease liabilities		(655)	(629)
Net cash from (used in) financing activities		(9,833)	(2,185)
Effect of exchange rate changes on cash and due from banks		1,611	(4,152)
Net change in cash and due from banks		(10,408)	(41,449)
Cash and due from banks at beginning of period	[1]	72,397	113,846
Cash and due from banks at end of period	[1]	61,989	72,397
Cash flows from operating activities include:
Amount of interest paid		54,698	13,677
Amount of interest received		81,095	35,817
Amount of dividends received		3,362	3,144
Amount of income taxes paid		$ 4,964	$ 7,326

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).